Stock-Based Compensation - Nonvested Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares
Nonvested beginning balance (in Shares)	413,736
Granted (in Shares)	195,051
Vested (in Shares)	(52,616)
Forfeited (in Shares)	(65,918)
Nonvested ending balance (in Shares)	490,253	413,736
Weighted-Average Grant-Date Fair Value
Nonvested, weighted-average grant date fair value, beginning balance (in Dollars per share)		$ 84.91
Granted, weighted-average grant date fair value (in Dollars per share)	$ 109.28
Vested, weighted-average grant date fair value (in Dollars per share)	114.7
Forfeited, weighted-average grant date fair value (in Dollars per share)	118.22
Nonvested, weighted-average grant date fair value, ending balance (in Dollars per share)	$ 82.17